Deposits by Banks - Schedule of Deposits by Banks (Detail) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of deposits from banks [line items]
- Deposits by banks	£ 17,995	£ 14,359
Items in the course of transmission
Disclosure of deposits from banks [line items]
- Deposits by banks	255	337
Deposits held as collateral
Disclosure of deposits from banks [line items]
- Deposits by banks	3,853	2,175
Other deposits
Disclosure of deposits from banks [line items]
- Deposits by banks	£ 13,887	£ 11,847